Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 09, 2012
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2012
Prospectus Date	rr_ProspectusDate	Dec. 01, 2011
Supplement Text Block	lmpit_SupplementTextBlock
LEGG MASON PARTNERS INCOME TRUST
SUPPLEMENT DATED MAY 9, 2012
TO THE SUMMARY PROSPECTUS, THE PROSPECTUS AND
THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED DECEMBER 1, 2011, OF
LEGG MASON WESTERN ASSET STRATEGIC INCOME FUND
The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:
The fund’s Prospectus, dated December 1, 2011, as supplemented on May 9, 2012, and as may be amended or further supplemented, the fund’s statement of additional information, dated December 1, 2011, as supplemented on March 16, 2012, as further supplemented on May 9, 2012, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated July 31, 2011, are incorporated by reference into this Summary Prospectus.
Effective as of August 1, 2012, the fund’s Summary Prospectus and Prospectus and SAI are amended to reflect that the fund’s name has changed to Western Asset Global Strategic Income Fund.
Effective as of August 1, 2012, the following text is to be added to (i) the first paragraph under the section headed “Principal Investment Strategies” in the fund’s Summary Prospectus and Prospectus, (ii) the section titled “More on the fund’s investment strategies, investments and risks – Foreign and emerging market securities” in the fund’s Prospectus, and (iii) the “Investment Objectives and Principal Investment Strategies – Principal Investment Strategies and Certain Limitations – Strategic Income Fund” section of the SAI:
“Under normal circumstances, the Fund will be invested in at least three countries (one of which may be the United States) and will invest at least 35% of its assets in foreign securities.”
Effective as of August 1, 2012, the following text is to be added to, and is to replace any statement to the contrary in, (i) the third paragraph under the section headed “Principal Investment Strategies” in the fund’s Summary Prospectus and Prospectus, (ii) the section titled “More on the fund’s investment strategies, investments and risks – Maturity and duration” in the fund’s Prospectus, and (iii) the “Investment Objectives and Principal Investment Strategies – Principal Investment Strategies and Certain Limitations – Strategic Income Fund” section of the SAI:
“The effective duration of the fund’s portfolio is normally expected to be between 0 and 10 years.”
Effective as of August 1, 2012 the text in, (i) the second paragraph of the section headed “Principal Investment Strategies” in the fund’s Summary Prospectus and Prospectus, and (ii) the second paragraph under the “Investment Objectives and Principal Investment Strategies – Principal Investment Strategies and Certain Limitations-Strategic Income Fund” section of the fund’s SAI are amended by removing the following sentence:
“The fund may invest up to 50% of its assets in securities rated below investment grade (that is, securities rated below Baa/BBB), or, if unrated, determined to be of comparable credit quality by a subadviser, and up to 20% of its assets in securities rated below investment grade, or, if unrated, determined to be of comparable credit quality by a subadviser, issued by issuers located in emerging market countries.”

Legg Mason Western Asset Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	lmpit_SupplementTextBlock
LEGG MASON PARTNERS INCOME TRUST
SUPPLEMENT DATED MAY 9, 2012
TO THE SUMMARY PROSPECTUS, THE PROSPECTUS AND
THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED DECEMBER 1, 2011, OF
LEGG MASON WESTERN ASSET STRATEGIC INCOME FUND
The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:
The fund’s Prospectus, dated December 1, 2011, as supplemented on May 9, 2012, and as may be amended or further supplemented, the fund’s statement of additional information, dated December 1, 2011, as supplemented on March 16, 2012, as further supplemented on May 9, 2012, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated July 31, 2011, are incorporated by reference into this Summary Prospectus.
Effective as of August 1, 2012, the fund’s Summary Prospectus and Prospectus and SAI are amended to reflect that the fund’s name has changed to Western Asset Global Strategic Income Fund.
Effective as of August 1, 2012, the following text is to be added to (i) the first paragraph under the section headed “Principal Investment Strategies” in the fund’s Summary Prospectus and Prospectus, (ii) the section titled “More on the fund’s investment strategies, investments and risks – Foreign and emerging market securities” in the fund’s Prospectus, and (iii) the “Investment Objectives and Principal Investment Strategies – Principal Investment Strategies and Certain Limitations – Strategic Income Fund” section of the SAI:
“Under normal circumstances, the Fund will be invested in at least three countries (one of which may be the United States) and will invest at least 35% of its assets in foreign securities.”
Effective as of August 1, 2012, the following text is to be added to, and is to replace any statement to the contrary in, (i) the third paragraph under the section headed “Principal Investment Strategies” in the fund’s Summary Prospectus and Prospectus, (ii) the section titled “More on the fund’s investment strategies, investments and risks – Maturity and duration” in the fund’s Prospectus, and (iii) the “Investment Objectives and Principal Investment Strategies – Principal Investment Strategies and Certain Limitations – Strategic Income Fund” section of the SAI:
“The effective duration of the fund’s portfolio is normally expected to be between 0 and 10 years.”
Effective as of August 1, 2012 the text in, (i) the second paragraph of the section headed “Principal Investment Strategies” in the fund’s Summary Prospectus and Prospectus, and (ii) the second paragraph under the “Investment Objectives and Principal Investment Strategies – Principal Investment Strategies and Certain Limitations-Strategic Income Fund” section of the fund’s SAI are amended by removing the following sentence:
“The fund may invest up to 50% of its assets in securities rated below investment grade (that is, securities rated below Baa/BBB), or, if unrated, determined to be of comparable credit quality by a subadviser, and up to 20% of its assets in securities rated below investment grade, or, if unrated, determined to be of comparable credit quality by a subadviser, issued by issuers located in emerging market countries.”